Asbestos - Summary of Net Unfunded AFFA Liability, Net of Tax (Parenthetical) (Detail) AUD in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2016 USD ($)	Mar. 31, 2016 AUD	Mar. 31, 2015 USD ($)
Insurance [Abstract]
Income tax payable	$ 19.6		$ 19.2
Other assets and liabilities of AICF	(1.0)		$ (1.5)
Asbestos claims paid	$ 113.9	AUD 154.7